NON-CONTROLLING INTERESTS (Details) - Schedule of Non-controlling Interests - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
NON-CONTROLLING INTERESTS (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	$ 98,154	$ 70,290
Share of net income (loss)	12,650	14,133
Share of other comprehensive income	2,010	5,220
Acquisition of La Yesca		9,250
Contributions		2,500
Distributions	(5,096)	(3,239)
Balance, Ending	107,718	98,154
Henan Found [Member]
NON-CONTROLLING INTERESTS (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	78,564	63,331
Share of net income (loss)	12,639	13,210
Share of other comprehensive income	1,732	4,623
Acquisition of La Yesca
Contributions
Distributions	(3,266)	(2,600)
Balance, Ending	89,669	78,564
Henan Huawei [Member]
NON-CONTROLLING INTERESTS (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	5,182	4,702
Share of net income (loss)	182	639
Share of other comprehensive income	194	480
Acquisition of La Yesca
Contributions
Distributions	(630)	(639)
Balance, Ending	4,928	5,182
Yunxiang [Member]
NON-CONTROLLING INTERESTS (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	3,032	2,723
Share of net income (loss)	(185)	219
Share of other comprehensive income	68	90
Acquisition of La Yesca
Contributions
Distributions
Balance, Ending	2,915	3,032
Guangdong Found [Member]
NON-CONTROLLING INTERESTS (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	(351)	(466)
Share of net income (loss)	154	88
Share of other comprehensive income	16	27
Acquisition of La Yesca
Contributions
Distributions
Balance, Ending	(181)	(351)
New Infini [Member]
NON-CONTROLLING INTERESTS (Details) - Schedule of Non-controlling Interests [Line Items]
Balance, beginning	11,727
Share of net income (loss)	(140)	(23)
Share of other comprehensive income
Acquisition of La Yesca		9,250
Contributions		2,500
Distributions	(1,200)
Balance, Ending	$ 10,387	$ 11,727